                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 3/31/2011
                                               ---------

Check here if Amendment: |_|; Amendment Number:
                                               ---------

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: PAR Capital Management, Inc.

Address: One International Place, Suite 2401
         Boston, MA 02110



Form 13F File Number: 28-06766
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Steven M. Smith
Title: Chief Operating Officer and General Counsel
Phone: 617-526-8990


Signature, Place, and Date of Signing:

   Steven M. Smith	          Boston, MA			 5/16/11
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
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Form 13F Information Table Entry Total:       76
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Form 13F Information Table Value Total: $  2,768,011
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                                          (thousands)


List of Other Included Managers: None

                                                     FORM 13F INFORMATION TABLE


As of March 31, 2011                               Name of Reporting manager: PAR CAPITAL MANAGEMENT, INC.
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         ITEM 1:           ITEM 2:   ITEM 3:     ITEM 4:        ITEM 5:            ITEM 6:        ITEM 7:           ITEM 8:
                                                               SHARES OF    INVESTMENT DISCRETION          VOTING AUTHORITY (SHARES)
                            TITLE     CUSIP       FAIR      PRINCIPAL  SHR/  (A)    (B)     (C)   MANAGERS     (A)       (B)    (C)
     NAME OF ISSUER          OF      NUMBER      MARKET       AMOUNT   PRN/ SOLE  SHARED  SHARED-             SOLE     SHARED  NONE
                            CLASS                 VALUE                PUT/                OTHER
                                                                       CALL
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AirTran Holdings          Common    00949P108    16,952,669  2,275,526 SHR  SOLE                             2,275,526
Allegiant Travel Co       Common    01748X102    22,459,897    512,666 SHR  SOLE                               512,666
Ameristar Casinos, Inc    Common    03070Q101    73,200,201  4,123,955 SHR  SOLE                             4,123,955
AMR Corp                  Common    001765106    44,482,681  6,885,864 SHR  SOLE                             6,885,864
Apple Computer Inc        Common    037833100    18,470,924     53,000 SHR  SOLE                                53,000
ARM Holdings PLC          Spons ADR 042068106    48,240,815  1,712,489 SHR  SOLE                             1,712,489
Atlas Air Worldwide Hldgs Common    049164205    11,330,406    162,513 SHR  SOLE                               162,513
Avis Budget Group Inc     Common    053774105   133,305,814  7,443,094 SHR  SOLE                             7,443,094
AXT Inc                   Common    00246W103     1,633,964    227,889 SHR  SOLE                               227,889
Bally Technologies        Common    05874B107    93,722,202  2,476,148 SHR  SOLE                             2,476,148
BGC Partners              Cl A      05541T101    41,494,072  4,471,344 SHR  SOLE                             4,471,344
Boyd Gaming               Common    103304101    33,885,321  3,616,363 SHR  SOLE                             3,616,363
Calpine Corp              Common    131347304     2,380,500    150,000 SHR  SOLE                               150,000
Churchill Downs           Common    171484108    26,699,357    643,358 SHR  SOLE                               643,358
Coinstar Inc              Common    19259P300    14,446,340    314,598 SHR  SOLE                               314,598
Cowen Group Inc           Cl A      223622101       993,822    247,836 SHR  SOLE                               247,836
Delta Airlines Inc        Common    247361702    27,685,000  2,825,000 SHR  SOLE                             2,825,000
Dollar Thrifty Automotive Common    256743105   127,908,064  1,916,800 SHR  SOLE                             1,916,800
Elan Corp PLC             Spons ADR 284131208     1,071,904    155,800 SHR  SOLE                               155,800
Euronet Worldwide Inc     Common    298736109       459,648     23,779 SHR  SOLE                                23,779
Expedia Inc               Common    30212P105    99,848,911  4,406,395 SHR  SOLE                             4,406,395
FBR Capital Markets Corp  Common    30247C301       842,020    235,201 SHR  SOLE                               235,201
Fedex Corp                Common    31428X106     4,817,825     51,500 SHR  SOLE                                51,500
First Marblehead Corp     Common    320771108     1,320,000    600,000 SHR  SOLE                               600,000
Full House Resorts Inc    Common    359678109     3,048,000    800,000 SHR  SOLE                               800,000
Gastar Exploration Ltd    Common    367299203     3,747,789    771,150 SHR  SOLE                               771,150
General Maritime Corp     Common    Y2693R101     3,280,000  1,600,000 SHR  SOLE                             1,600,000
General Motors            Common    37045V100    14,661,675    472,500 SHR  SOLE                               472,500
Genesee & Wyoming Inc     Cl A      371559105     9,101,432    156,382 SHR  SOLE                               156,382
Hertz Global Holdings     Common    42805T105    19,027,962  1,217,400 SHR  SOLE                             1,217,400
Hittite Microwave Corp    Common    43365Y104     2,604,431     40,841 SHR  SOLE                                40,841
Intercontinental Hotels   Spons ADR 45857P301     5,942,690    286,671 SHR  SOLE                               286,671
Isle of Capri Casinos     Common    464592104    18,057,125  1,900,750 SHR  SOLE                             1,900,750
JetBlue Airways Corp      Common    477143101    31,167,587  4,969,707 SHR  SOLE                             4,969,707
Kansas City Southern      Common    485170302    15,433,744    283,448 SHR  SOLE                               283,448
Knight Capital Group Inc  Cl A      499005106     3,017,613    225,195 SHR  SOLE                               225,195
Knight Transportation Inc Common    499064103       385,000     20,000 SHR  SOLE                                20,000
Lakes Entertainment Inc   Common    51206P109     3,552,698  1,315,814 SHR  SOLE                             1,315,814
LAM Research Corp         Common    512807108    31,163,000    550,000 SHR  SOLE                               550,000
Las Vegas Sands Corp      Common    517834107    12,032,700    285,000 SHR  SOLE                               285,000
Lodgenet Entertainment    Common    540211109    10,374,000  2,850,000 SHR  SOLE                             2,850,000
Majesco Entertainment Co  Common    560690208     1,264,000    400,000 SHR  SOLE                               400,000
MarineMax Inc             Common    567908108     4,437,000    450,000 SHR  SOLE                               450,000
Marten Transport LTD      Common    573075108     6,345,978    284,573 SHR  SOLE                               284,573
Medcath Corporation       Common    58404W109    23,018,895  1,650,100 SHR  SOLE                             1,650,100
Melco Crown Entertainment Spons ADR 585464100    18,335,312  2,412,541 SHR  SOLE                             2,412,541
Mosys Inc                 Common    619718109     3,119,190    519,000 SHR  SOLE                               519,000
MTR Gaming Group Inc      Common    553769100     3,592,028  1,371,003 SHR  SOLE                             1,371,003
Multimedia Games Inc      Common    625453105     4,661,355    813,500 SHR  SOLE                               813,500
NetFlix Inc               Common    64110L106     5,944,500     25,000 SHR  SOLE                                25,000
Nintendo Co Ltd           Spons ADR 654445303     2,871,274     85,100 SHR  SOLE                                85,100
NYSE Euronext             Common    629491101     1,934,350     55,000 SHR  SOLE                                55,000
Oclaro Inc                Common    67555N107       632,500     55,000 SHR  SOLE                                55,000
Ohio Art Co               Common    677143109       131,625     40,500 SHR  SOLE                                40,500
Old Dominion Freight Line Common    679580100     3,441,908     98,088 SHR  SOLE                                98,088
Oracle Corp               Common    68389X105    21,764,558    651,000 SHR  SOLE                               651,000
Orbitz Worldwide Inc      Common    68557K109    87,840,186 24,605,094 SHR  SOLE                            16,463,692
Penn National Gaming      Common    707569109    76,802,996  2,072,396 SHR  SOLE                             2,072,396
Pharmerica Corp           Common    71714F104     2,349,776    205,400 SHR  SOLE                               205,400
Pinnacle Entertainment    Common    723456109    39,074,255  2,868,888 SHR  SOLE                             2,868,888
Plains Expl & Product     Common    726505100     8,631,073    238,230 SHR  SOLE                               238,230
Pozen Inc                 Common    73941U102    12,714,646  2,367,718 SHR  SOLE                             2,367,718
Priceline.com             Common    741503403   425,921,611    841,011 SHR  SOLE                               841,011
Pure Cycle Corp           Common    746228303    15,563,388  4,000,871 SHR  SOLE                             4,000,871
Realnetworks Inc          Common    75605L104     8,019,621  2,155,812 SHR  SOLE                             2,155,812
Skechers USA Inc          Cl A      830566105     1,437,800     70,000 SHR  SOLE                                70,000
Southwest Airlines        Common    844741108   374,147,331 29,623,700 SHR  SOLE                            29,623,700
Swift Transportation      Cl A      87074U101     6,003,656    408,412 SHR  SOLE                               408,412
United Continental Hldgs  Common    910047109   267,532,101 11,636,890 SHR  SOLE                            11,636,890
United Rentals Inc        Common    911363109    23,794,867    714,990 SHR  SOLE                               714,990
UnitedHealth Group Inc    Common    91324P102   263,041,400  5,819,500 SHR  SOLE                             5,819,500
UTI Worldwide Inc         Common    G87210103     2,833,885    140,500 SHR  SOLE                               140,500
Vaalco Energy Inc         Common    91851C201       206,075     26,556 SHR  SOLE                                26,556
Webzen Inc                Spons ADR 94846M102       535,838    267,919 SHR  SOLE                               267,919
Wellpoint Inc             Common    94973V107     6,979,000    100,000 SHR  SOLE                               100,000
WMS Industries            Common    929297109     8,837,500    250,000 SHR  SOLE                               250,000
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       Total Long Equities                    2,768,011,279